STOCK OPTIONS AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
STOCK OPTIONS AND WARRANTS
Schedule of option activity
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, January 1, 2023	4,194,236	$8.31	5.04	$2,562,621
Granted	7,524,933	1.65	5.13	-
Forfeited	-	-	-	-
Exercised	(3,152,386)	-	-	-
Expired	(5,307)	-	-	-
Balance Outstanding, December 31, 2023	8,561,476	$3.91	4.64	$18,801
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	3,096	-	-	-
Balance Outstanding, June 30, 2024	8,558,380	$3.89	4.63	$13,867
	-	-	-	-
Exercisable, June 30, 2024	8,558,380	$3.89	4.63	$13,867

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, January 1, 2022	37,000	$1.32	0.01	$75,850
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	(37,000)	-	-	-
Balance Outstanding, December 31, 2022	-	$-	-	$-
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2023	-	$-	-	$-

Exercisable, December 31, 2023	-	$-	-	$-

Schedule of warrants activity
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, January 1, 2022	147,930	$50.50	2.04	$4,992,621
Granted	9,030,301	5.96	4.18	-
Forfeited	(424,767)	-	-	-
Exercised	(4,559,228)	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2022	4,194,236	$8.31	5.04	$2,562,600
Granted	7,524,933	1.65	5.13	-
Forfeited	-	-	-	-
Exercised	(3,152,386)	-	-	-
Expired	(5,307)	-	-	-
Balance Outstanding, December 31, 2023	8,561,476	$3.91	4.64	$18,801

Exercisable, December 31, 2023	8,548,142	$3.91	4.64	$18,801